CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues:	$ 259,759	¥ 1,785,970	¥ 959,486	¥ 873,837
Operating costs and expenses:
Selling and marketing expenses	(37,822)	(260,040)	(190,074)	(252,829)
General and administrative expenses	(14,364)	(98,759)	(53,434)	(60,836)
Technology expenses	(10,363)	(71,248)	(48,133)	(61,767)
Other operating income (expenses), net	(97)	(668)	2,732	1,990
Total operating costs and expenses	(317,991)	(2,186,345)	(1,213,508)	(1,238,117)
Loss from operations	(58,232)	(400,375)	(254,022)	(364,280)
Interest income	633	4,352	4,013	2,308
Interest expense			(55)	(751)
Foreign exchange gain (loss)	358	2,459	(3,492)	2,630
Other (loss) income, net	1,676	11,531	4,229	(3,353)
Loss before income taxes	(55,565)	(382,033)	(249,327)	(363,446)
Income tax expense	(1)	(8)
Net loss	(55,566)	(382,041)	(249,327)	(363,446)
Net loss attributable to non-controlling interest	285	1,950	747	765
Deemed dividend on Series D convertible preferred shares				(55,281)
Net loss attributable to ordinary shareholders	(55,281)	(380,091)	(248,580)	(417,962)
Other comprehensive income (loss)
Unrealized gains of available-for-sales securities, net of tax of nil for 2017 and 2018	1,270	8,734	5,181	1,415
Realized gains of available-for-sale securities, net of tax	(1,581)	(10,869)	(1,154)
Foreign currency translation adjustments	3,150	21,658	(21,347)	39,832
Comprehensive loss	$ (52,442)	¥ (360,568)	¥ (265,900)	¥ (376,715)
Loss per share:
Loss per share basic and diluted | (per share)	$ (0.56)	¥ (3.82)	¥ (3.45)	¥ (5.81)
Weighted average number of shares used in computation of loss per share:
Weighted average number of shares used in computation of loss per share, basic and diluted | shares	99,451,210	99,451,210	72,000,000	72,000,000
Product
Net revenues:
Net revenues:		¥ 1,770,227	¥ 949,217	¥ 870,361
Operating costs and expenses:
Cost of products sold	$ (244,592)	(1,681,700)	(868,719)	(796,230)
Fulfillment expenses
Operating costs and expenses:
Cost of products sold	$ (10,753)	¥ (73,930)	¥ (55,880)	¥ (68,445)